CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS
Cash equivalents are considered by the Company to be highly liquid investments, such as short-term deposits with banks, whose maturities do not exceed three months at the time of deposit and that are not restricted. Such deposits bear interest at a negligible interest rate and the book value of these assets approximates their fair value. Available cash is held in bank accounts and overnight deposits.
The Company’s cash balances are predominantly denominated in USD and, in part, in COP, PEN and CRC.
Cash and cash equivalents were as follows as of December 31, 2024, and 2023:

(in USD)	2024	2023
Bank accounts:
In COP	$1,619,998	$1,445,179
In CRC	10,464	6,599
In PEN	611,247	479,057
In USD	26,585,638	33,311,528
Total	$28,827,347	$35,242,363
As of December 31, 2024 and 2023, cash disclosed in the consolidated statements of financial position and in the consolidated statements of cash flows included $5,163,059 and $2,993,045, respectively, that were held in partnership entities in which the ownership is shared with other private investors. These cash deposits were designated for the sole purpose of investing in development and operations of the properties held by the partnership entities and were therefore not available for general use by other entities within the Company.
In addition, the Company had long-term restricted cash equivalents related to additional guarantees for the Company’s debt and corporate credit cards. As disclosed in Note 16, certain debt agreements require the Company to maintain cash in a restricted bank account in order to comply with conditions over minimum debt service coverage. The funds can only be used for debt service repayments for the associated debt agreement. Certificates of Deposit have maturities ranging from 3 to 12 months and renew until the outstanding balance for the associated debt agreement is liquidated.
As of December 31, 2024, and 2023, the Company’s total restricted cash equivalents amounted to $5,835,117 (of which none was classified as short-term) and $2,681,110 (of which $2,000,000 was classified as short-term), respectively. Of the total restricted cash equivalents as of December 31, 2024, $5,774,492 was related to additional guarantees for debt, and $60,625 was related to guarantees for corporate credit cards. The classification of restricted cash equivalents as short-term or long-term aligns with the corresponding loan agreements’ classification on the consolidated statements of financial position, reflecting the terms of restriction.